Related party transactions	12 Months Ended
Dec. 31, 2020
26. Related party transactions

26. Related party transactions

1. Lease of office space from a shareholder

In September 2012, a ten-year operating lease agreement from October 8, 2012 to October 7, 2022 was entered into with Hubei Daily Media Group, a shareholder who owned 20% of the VIE, in Wuhan City, Hubei Province, where office space of approximately 1,673 square meters was leased and the office is located at 6th Floor, Block 1, Hubei Daily Cultural Creative Industrial Park, No 181 Donghu Road, Wuchang District, Wuhan City, Hubei Province, China. The lease amount is RMB1.0 million per year for the first five years and RMB1.1 million per year for the last five years. The lease was terminated in December 2018. The lease expenses of RMB1.3 million, nil and nil were incurred for the years ended December 31, 2018, 2019 and 2020, respectively.

2. Loans payable to related parties

2.1 In 2018, loans payable of RMB60.0 million were borrowed from a related party, Hubei Shanyin Wealth Management Co., Ltd, a company that is 69.5% owned by the Chairman and the Chief Executive Officer, Mr. Ricky Qizhi Wei, at an interest rate of 9% per annum with maturity ranging from August to October 2019. As of December 31, 2020, these loans payable and the related interest payable were overdue. The interest expenses were RMB4.7 million and RMB4.7 million in 2019 and 2020, respectively.

As of December 31, 2019 and 2020, loans payable were RMB50.0 million and RMB50.0 million and the related interest payable was RMB5.9 million and RMB10.3 million, respectively.

2.2 In 2018, loans payable of RMB20.0 million were borrowed from a related party, Hubei New Nature Investment Co., Ltd (“Hubei New Nature”), a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr Ricky Qizhi Wei, at an interest rate of 12% per annum and repayable in November 2019. In December 2018, loan of RMB0.5 million was repaid. In 2019, loans payable of RMB17.3 million were further borrowed, loans of RMB14.7 million were repaid. In 2019, certain loans receivable were novated to Hubei New Nature to offset against loans payable of RMB9.9 million and interest payable of RMB3.1 million to Hubei New Nature. In 2020, certain loans receivable were novated to Hubei New Nature to offset against loans payable of RMB1.7 million and interest payable of RMB0.5 million to Hubei New Nature. The interest expenses were RMB3.0 million and RMB1.4 million in 2019 and 2020, respectively.

As of December 31, 2019 and 2020, loans payable were RMB12.3 million and RMB11.0 million and the related interest payable was RMB127,000 and RMB1.0 million, respectively.

3. Loans payable to shareholders

3.1 In June 2017, a loan payable of RMB10.0 million was borrowed from Wang Hailin, a shareholder who owned 7.7% of the VIE, at 10% interest per annum. The interest expenses for this loan were RMB0.5 million and RMB1.3 million in 2017 and 2018, respectively. According to the loan extension agreement, the loan of RMB10.0 million is at interest rate of 15% per annum with additional 9% penalty interest per annum and repayable in February 2019. Subsequent to year end, this loan payable was further extended to repayment date in September 2019, at 15% interest per annum with additional 9% penalty interest. As of December 31, 2020, the loan payable and interest payable were overdue.

As of December 31, 2019 and 2020, loans payable were RMB10.0 million and RMB10.0 million, respectively. As of December 31, 2019 and 2020, interest payable was RMB1.8 million and RMB4.2 million, respectively.

3.2 In 2019, loans payable of RMB3.0 million and RMB10.0 million were borrowed from Li Ling, a shareholder who owned 2.5% of the VIE, at 12% per annum for 29 days and 74 days, respectively. At maturity, loan payable of RMB3.0 million and the related interest of RMB29,000 were fully repaid. Loan payable of RMB10.0 million was, however, overdue. On August 27, 2019, Li Ling applied to the Wuhan Wuchang People’s Court for pre-litigation property preservation of respondents Chutian and Mr. Ricky Qizhi Wei in connection with a loan contract dispute. Court issued a preservation order that froze the bank deposits of Chutian and Mr. Ricky Qizhi Wei in the amount of RMB12.0 million, or to seize or attach property in the corresponding value.

On October 9, 2019, the case was filed and accepted in the Wuhan Jiang’an People’s Court. Li Ling filed the following actions with the court: (1) that the two defendants Chutian and Mr. Ricky Qizhi Wei repay the borrowed principal of RMB10.0 million and interest of RMB787,500 (based on the interest rate of 1.125% per month on the principal of RMB10.0 million, calculated from February 1, 2019 until fully paid, currently calculated until August 30, 2019), and (2) the costs of litigation to be fully borne by both defendants. On December 4, 2019, the court ruled that there was a valid loan relationship, that Chutian had failed to repay the loan as agreed and that Li Ling had the right to request full repayment of the loan principal and interest. The court ordered Chutian to repay the principal amount of the loan of RMB10.0 million to Li Ling, and to pay the interest rate of 1.125% per month on the principal amount of RMB10.0 million, beginning February 2019 until the date the loan is fully paid. The court further ordered that Mr. Ricky Qizhi Wei shall also be jointly and severally liable for the repayment of the loan. In the event that the repayment obligation is not fulfilled, the court ordered that the debt interest would be doubled in accordance with PRC law.

On May 20, 2020, due to the failure of Chutian to fulfil its obligation to repay the principal amount determined above, the court issued a consumer restriction order against Mr. Ricky Qizhi Wei to restrict high consumption and high expenditure behaviors. Violation of this order carries the imposition of fines and detention, and in circumstances sufficiently serious to constitute a crime, pursuit of criminal liability according to law.

On July 27, 2020, the court terminated the enforcement proceeding and will recommence the enforcement proceeding if enforceable assets are located and meet the enforcement requirements.

As a result of the court ruling mentioned above, the interest expense on these loans was RMB2.0 million in 2020. As of December 31, 2020, loan payable was RMB10.0 million and interest payable was RMB3.3 million.

4. Consulting expenses for representatives from a shareholder

Consulting expenses of RMB0.5 million, RMB0.5 million and RMB0.5 million were incurred for two representatives sent from Hubei Daily Media Group, a shareholder who owned 20% of the VIE, for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2018, 2019 and 2020, consulting expenses payable to these representatives were RMB 0.5 million, RMB1.0 million and RMB1.5 million, respectively.

5. Reverse merger expenses and guarantee expenses payable to a related party

During the reverse merger process of the Company, a related party, Hubei New Nature Investment Co., Ltd (“Hubei New Nature”), a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr. Ricky Qizhi Wei, paid reverse merger expenses on behalf of the Company, totaling RMB11.3 million and RMB10.9 million for the year ended December 31, 2017 and 2018, respectively. In 2019, certain operating expenses of RMB0.7 million were paid by Hubei New Nature on behalf of the Company. Also, in 2019, certain loans receivable were novated to Hubei New Nature to offset against payable to Hubei New Nature of RMB22.6 million. In 2020, certain operating expenses of RMB2.8 million were paid by Hubei New Nature on behalf of the Company. Also, in 2020, certain loan receivables were novated to Hubei New Nature of RMB1.3 million.

In addition, guarantee expenses of RMB0.4 million and RMB2.8 million were incurred for Hubei New Nature for the years ended December 31, 2019 and 2020, respectively.

As of December 31, 2019 and 2020, payable to a related party was RMB0.3 million and RMB4.5 million, respectively.

6. Funds provided by related parties for payments to certain loans payable

In 2018, fund of RMB954,000 was provided by Wuhan Xin Heng Tai Investment Co., Ltd (“Xin Heng Tai”) and fund of RMB412,000 was provided by Wuhan Zhong Ji Gold Co., Ltd (“Zhong Ji”) for payments to certain loans payable, interest payable and listing service fee. Wuhan Xin Heng Tai Investment Co., Ltd is related to Ms. Wenting Xiao, a shareholder who owned 10.6% of the Group’s VIE, whom is a general manager with Wuhan Xin Heng Tai Investment Co., Ltd. Wuhan Zhong Ji Gold Co., Ltd is also related to Ms. Wenting Xiao whom is a member of the supervisory committee with Wuhan Zhong Ji Gold Co., Ltd. These funds were provided without interest and with no fixed terms of repayment. In 2020, payable of RMB954,000 to Xin Heng Tahi and RMB412,000 to Zhongji was novated to Hubei New Nature Investment Co., Ltd.

As of December 31, 2018, 2019 and 2020, payables to Xin Heng Tai and Zhong Ji were RMB1.4 million, RMB1.4 million and nil, respectively.

7. Loans receivable from related parties

7.1 In 2016, loans receivable of RMB8.0 million were lent to Hubei Baoli Ecological Conservation Co., Ltd at an interest rate of 36% per annum. The loan was guaranteed by Ms. Jing Liang, a shareholder who owned 4.3% of the VIE. The interest received on the loan was nil, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, this loan was overdue.

7.2 In 2016, loans receivable of RMB3.0 million were lent to Kang Chen at an interest rate of 36% per annum. The loan was guaranteed by Ms. Jing Liang, a shareholder who owned 4.3% of the VIE. The interest received on the loan was nil, nil and nil for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, this loan was overdue.

8. Loans receivable novated to a related party

In 2020, certain loans receivable were novated to a related party, Hubei New Nature Investment Co., Ltd, a company that is 80.8% owned by the Chairman and the Chief Executive Officer, Mr. Ricky Qizhi Wei, to offset loans payable of RMB1.7 million and interest payable of RMB0.5 million.